Consolidated Balance Sheets (Parenthetical) - BRL shares in Thousands, BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	BRL 561,139	BRL 513,787
Preferred shares, par value	BRL 0	BRL 0
Preferred shares, authorized	157,727	572,317
Preferred shares , issued	155,915	565,036
Preferred shares , outstanding	155,915	565,036
Common shares, par value	BRL 0	BRL 0
Common shares, authorized	668,034	286,155
Common shares , issued	519,752	277,730
Common shares , outstanding	519,752	277,730